Grayscale Future of Finance ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Financials - 42.5%(a)
Block, Inc. (b)	8,215	$551,473
Coinbase Global, Inc. - Class A (b)	3,344	595,801
Galaxy Digital Holdings, Ltd. (b)	25,316	325,316
Monex Group, Inc.	61,958	260,757
PayPal Holdings, Inc. (b)	7,604	593,340
Plus500, Ltd.	8,022	269,437
Robinhood Markets, Inc. - Class A (b)	24,330	569,809
		3,165,933

Information Technology - 56.7%(a)
Applied Digital Corporation (b)(c)	45,871	378,436
Bit Digital, Inc. (b)(c)	67,792	237,950
Bitdeer Technologies Group (b)(c)	18,921	148,151
Bitfarms, Ltd. (b)(c)	136,451	287,912
Canaan, Inc. - ADR (b)(c)	132,629	133,955
Cipher Mining, Inc. (b)	89,758	347,363
Cleanspark, Inc. (b)	29,802	278,351
CompoSecure, Inc.	12,043	168,843
Hive Digital Technologies, Ltd. (b)	72,833	227,967
Hut 8 Corporation (b)	24,457	300,157
Iris Energy, Ltd. (b)	34,951	294,986
Marathon Digital Holdings, Inc. (b)	34,048	552,259
Northern Data AG (b)(c)	9,075	258,774
Riot Platforms, Inc. (b)(c)	38,806	287,940
Terawulf, Inc. (b)	68,531	320,725
		4,223,769
TOTAL COMMON STOCKS (Cost $5,741,728)		7,389,702

SHORT-TERM INVESTMENTS - 20.6%
Investments Purchased with Proceeds from Securities Lending - 20.4%	Shares
First American Government Obligations Fund - Class X, 4.82% (d)(e)	1,519,496	1,519,496

Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.82% (d)	11,622	11,622
TOTAL SHORT-TERM INVESTMENTS (Cost $1,531,118)		1,531,118

TOTAL INVESTMENTS - 119.8% (Cost $7,272,846)		8,920,820
Liabilities in Excess of Other Assets - (19.8)%		(1,475,236)
TOTAL NET ASSETS - 100.0%		$7,445,584

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $1,366,209 which represented 18.3% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $1,519,496 which represented 20.4% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,389,702	$–	$–	$7,389,702
Investments Purchased with Proceeds from Securities Lending	1,519,496	–	–	1,519,496
Money Market Funds	11,622	–	–	11,622
Total Investments	$8,920,820	$–	$–	$8,920,820

Refer to the Schedule of Investments for further disaggregation of investment categories.